UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-8322
                                  ----------------------------------------------

             State Street Research Securities Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Francis J. McNamara, III, Secretary
             State Street Research
             One Financial Center, Boston, MA 02110
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  4/30/03
                        -----------------
Date of reporting period:  05/01/02 - 04/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

       SUB-ITEM 9a - The Principal Executive Officer and the Principal Financial Officer have concluded that the State Street Research Securities Trust disclosure controls and procedures (as defined in Rule 30-a2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the State Street Research Securities Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

       SUB-ITEM 9b - There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation referenced in
       (a)(i) above.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Certification Exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  State Street Research Securities Trust

                  By:     /s/ Richard S. Davis
                       ---------------------------------------------------------
                          Richard S. Davis, President, Chairman and
                          Chief Executive Officer

                  Date    June 25, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Richard S. Davis
                       ---------------------------------------------------------
                          Richard S. Davis, President, Chairman and
                          Chief Executive Officer
                          Principal Executive Officer

                  Date    June 25, 2003
                       ------------------------

                  By:     /s/ Douglas A. Romich
                       ---------------------------------------------------------
                          Douglas A. Romich, Treasurer
                          Principal Financial Officer

                  Date    June 25, 2003
                       ------------------------

[LOGO] STATE STREET RESEARCH

                                    [GRAPHIC]

Large-Cap Analyst Fund
--------------------------------------------------------------------------------
                  Annual Report to Shareholders
                  April 30, 2003

In This Report
                                   Review of
                                Fund Performance

                                    [GRAPHIC]

                                      plus

                                        A Message from the Chairman
                                        Comments from the Fund's Manager
                                        Key Facts and Financial Statements

Contents

2     12-Month Review
      A look at the fund and its market environment over the past 12 months

4     Performance in Perspective
      The most recent performance in the context of the fund's track record

6     The Fund in Detail
      Portfolio holdings, financials and notes

From the Chairman

Better Times Ahead?

The disappointing returns of the past 12 months reflect the general uncertainty and volatility of the period leading up to the war with Iraq.

[Photo of Richard S. Davis]
Richard S. Davis

However, in the last two months of the period, the stock market came back strong and raised our hopes that the darkest period in 30 years for American investors could be over. Of course, no one can predict the performance of the economy or the financial markets. That makes it all the more important to have a long-term plan for your investments and to stay with it.

In the report that follows, your portfolio manager talks in greater detail about the fund's performance and management during the period. We hope that you will discuss any questions you have about the fund with your financial advisor. As always, thank you for investing with State Street Research.

Sincerely,

/s/ Richard S. Davis

Richard S. Davis
Chairman
April 30, 2003

[GRAPHIC]
12-Month Review  Management's Discussion of Fund Performance Part 1

                            How State Street Research
                        Large-Cap Analyst Fund Performed

State Street Research Large-Cap Analyst Fund returned -13.73% for the 12-month period ended April 30, 2003.(1) The fund performed in line with the Russell(R) 1000 Index, which returned -13.46% over the same period.(2) The fund outperformed the Lipper Large-Cap Core Funds Average, which returned -15.19% for the period.(3)

Reasons for the Fund's Performance

Stock selection in the Consumer Discretionary sector helped the fund outperform its peer group and had a positive impact on returns. Our investments in International Game Technology and USA Interactive posted strong gains and we continue to own both stocks because we believe they have additional growth potential. Deere & Co. and United Technologies in the Producer Durables sector and Cox Communications and Comcast in the Utilities sector helped relative returns.

Our investments in the Financial Services and Health Care sectors were a drag on performance. Although both sectors were strong performers within the Russell 1000 Index, our security selection in Financial Services hurt performance, and results in Health Care were mixed. In biotechnology, for example, our investment in Amgen was rewarded--but not enough to offset the significant loss from our investment in Andrx.

Outlook

Volatility and uncertainty made for a difficult environment for investors over the past year. However, we believe our experienced analysts will be rewarded for their ability to identify good companies with solid business prospects as the market gets back to basics.

More Management's Discussion of Fund Performance on pages 4 and 5.

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

Class A Shares(1)

      -13.73% [DOWN ARROW]

"We believe our experienced analysts will be rewarded for their ability to identify good companies as the market gets back to basics."

[Photo of Maureen Depp]
Maureen Depp
Portfolio Manager,
State Street Research
Large-Cap Analyst Fund

Russell 1000 Index(2)

      -13.46% [DOWN ARROW]


2  State Street Research Large-Cap Analyst Fund

The Fund at a Glance as of 4/30/03

State Street Research Large-Cap Analyst Fund is a research fund emphasizing stock selection within a defined sector mix.

Hits & Misses

[GRAPHIC]

USA Interactive

During the year, USA Interactive used its free cash flow to expand its presence in the leisure and entertainment marketplace. The company added online travel site Expedia to its stable of successful television and Internet-related businesses and posted strong earnings gains. We continue to own the stock.

[GRAPHIC]

Andrx

This biotechnology stock was one of the fund's biggest disappointments during the year. The company's earnings fell well below consensus estimates as it was forced to absorb a significant charge resulting from an accounting irregularity. We sold the stock.

Total Net Assets: $36 million
--------------------------------------------------------------------------------

Top 10 Holdings

    Issuer/Security                                     % of fund net assets
 1  General Electric                                                    3.3%
 2  Microsoft                                                           3.1%
 3  Citigroup                                                           3.0%
 4  IBM                                                                 2.5%
 5  Intel                                                               2.2%
 6  Comcast                                                             2.0%
 7  Procter & Gamble                                                    1.9%
 8  USA Interactive                                                     1.9%
 9  Wal-Mart Stores                                                     1.8%
10  Burlington Resources                                                1.6%
    Total                                                              23.3%

See page 9 for more detail.

Performance: Class A

Fund average annual total return as of 4/30/03(4),(6)
(does not reflect sales charge)
                                                                Life of Fund
   1 Year                           5 Years                       (3/11/98)
--------------------------------------------------------------------------------
   -13.73%                          -1.31%                         -0.55%

Russell 1000 Index as of 4/30/03(2)

                                                                Life of Fund
   1 Year                           5 Years                       (3/11/98)
--------------------------------------------------------------------------------
   -13.46%                          -2.31%                         -6.89%

Fund average annual total return as of 3/31/03(4),(5),(6)
(at maximum applicable sales charge)
                                                                Life of Fund
   1 Year                           5 Years                       (3/11/98)
--------------------------------------------------------------------------------
   -30.38%                          -3.94%                         -3.32%

Russell 1000 Index as of 3/31/03(2)

                                                                Life of Fund
   1 Year                           5 Years                       (3/11/98)
--------------------------------------------------------------------------------
   -24.51%                          -3.62%                        -14.31%

See pages 4 and 5 for data on other share classes.

Top 5 Industries
--------------------------------------------------------------------------------
% of fund net assets

April 30, 2003

[The following was represented as a bar chart in the printed material.]

Drugs & Biotechnology                   10.2%
---------------------------------------------
Miscellaneous Financial                  9.1%
---------------------------------------------
Banks & Savings & Loan                   7.4%
---------------------------------------------
Retail                                   6.4%
---------------------------------------------
Multi-Sector                             4.9%
---------------------------------------------

April 30, 2002

[The following was represented as a bar chart in the printed material.]

Drugs & Biotechnology                   13.0%
---------------------------------------------
Insurance                                8.2%
---------------------------------------------
Miscellaneous Financial                  7.7%
---------------------------------------------
Retail                                   6.7%
---------------------------------------------
Computer Software                        4.7%
---------------------------------------------

Ticker Symbols
--------------------------------------------------------------------------------
State Street Research Large-Cap Analyst Fund

Class A: SGASX  Class B(1): SGLPX  Class B: SGBLX  Class C: SANCX Class S: SSANX

--------------------------------------------------------------------------------
1     Does not reflect sales charge.

2 The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000(R) Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

3 The Lipper Large-Cap Core Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared to competing funds.

4 Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5     Performance reflects a maximum 5.75% Class A share front-end sales charge.

6 Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

[GRAPHIC]
Performance in Perspective    Management's Discussion of Fund Performance Part 2

                    Performance Figures as of April 30, 2003

These two pages focus on the fund's long-term track record.While a mutual fund's past performance is not a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance.Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in dollar value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated.

Average Annual Total Return

Average annual total return percentage is the rate you would have had to earn during each year of a given time period--say, five years--in order to end up with the fund's actual cumulative return for those five years.In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Life of Fund

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000 (less the applicable maximum sales charge, if any). It also compares fund performance to the performance of a market index.

--------------------------------------------------------------------------------
Class A Front Load

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see the fund prospectus for details)
o Lower annual expenses than Class B(1) or Class C shares because of lower service (12b-1) fee of 0.30%

                                                                    Life of Fund
                                               1 Year      5 Years     (3/11/98)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                -13.73%      -6.40%        -2.78%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           -18.69%     -11.78%        -8.37%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           -18.69%      -2.48%        -1.68%

[The following was represented as a line chart in the printed material.]

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

                Class A         Russell 1000 Index

03/11/98         9425           10000
04/30/98         9790           10464
04/30/99        11580           12590
04/30/00        13730           14157
04/30/01        12405           12223
04/30/02        10622           10759
04/30/03         9163            9311

--------------------------------------------------------------------------------
Class B(1) Back Load

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within six years
o     Annual distribution/service (12b-1) fee of 1.00%
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                               1 Year      5 Years     (3/11/98)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                -14.50%      -9.81%        -6.50%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           -18.77%     -11.45%        -7.36%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           -18.77%      -2.40%        -1.47%

[The following was represented as a line chart in the printed material.]

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

                Class B(1)      Russell 1000 Index

03/11/98        10000           10000
04/30/98        10366           10464
04/30/99        12182           12590
04/30/00        14317           14157
04/30/01        12853           12223
04/30/02        10735           10759
04/30/03         9264            9311


4  State Street Research Large-Cap Analyst Fund

--------------------------------------------------------------------------------
Class B Back Load (only available through exchanges from
                  another Class B account)

o     No initial sales charge
o     Deferred sales charge of 5% or less on shares you sell within five years
o Annual distribution/service (12b-1) fee of 1.00% (this fee was voluntarily reduced to 0.00% effective September 1, 2002.)
o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                                    Life of Fund
                                               1 Year      5 Years     (3/11/98)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                -13.97%      -9.27%        -5.95%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           -18.27%     -10.93%        -5.95%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           -18.27%      -2.29%        -1.19%

[The following was represented as a line chart in the printed material.]

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

                Class B         Russell 1000 Index

03/11/98        10000           10000
04/30/98        10366           10464
04/30/99        12180           12590
04/30/00        14325           14157
04/30/01        12850           12223
04/30/02        10733           10759
04/30/03         9405           9311

--------------------------------------------------------------------------------
Class C Level Load

o     No initial sales charge
o Deferred sales charge of 1%, paid if you sell shares within one year of purchase
o     Lower deferred sales charge than Class B(1) shares
o     Annual distribution/service (12b-1) fee of 1.00%
o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                                    Life of Fund
                                               1 Year      5 Years     (3/11/98)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                -14.48%      -9.82%        -6.42%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           -15.34%      -9.82%        -6.42%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           -15.34%      -2.05%        -1.28%

[The following was represented as a line chart in the printed material.]

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

                Class C         Russell 1000 Index

03/11/98        10000           10000
04/30/98        10377           10464
04/30/99        12179           12590
04/30/00        14334           14157
04/30/01        12860           12223
04/30/02        10942           10759
04/30/03         9358           9311

--------------------------------------------------------------------------------
Class S Special Programs

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see the prospectus for details)
o     No sales charges of any kind
o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                                    Life of Fund
                                                1 Year     5 Years     (3/11/98)
--------------------------------------------------------------------------------
Cumulative Total Return
(does not reflect sales charge)                -13.77%      -5.35%        -1.68%
--------------------------------------------------------------------------------
Cumulative Total Return
(at maximum applicable sales charge)           -13.77%      -5.35%        -1.68%
--------------------------------------------------------------------------------
Average Annual Total Return
(at maximum applicable sales charge)           -13.77%      -1.09%        -0.33%

[The following was represented as a line chart in the printed material.]

$10,000 Over Life of Fund
(reflects maximum applicable sales charge)

                Class S         Russell 1000 Index

03/11/98        10000           10000
04/30/98        10387           10464
04/30/99        12318           12590
04/30/00        14643           14157
04/30/01        13270           12223
04/30/02        11402           10759
04/30/03         9832            9311

A Closer Look   [GRAPHIC]

12b-1 fees

12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

All of the performance figures on these pages assume reinvestment of dividends and distributions at net asset value.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The Russell 1000 Index measures the performance of the 1,000 largest securities in the Russell 3000 Index (an unmanaged index of the 3,000 largest publicly traded U.S. companies). The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in the index.

Keep in mind that past performance is no guarantee of future results. The fund's share price and return will fluctuate and you may have a gain or loss when you sell your shares. Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower. The returns shown above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance is not necessarily an indication of how the fund will perform in the future.

Returns for Class B(1) reflect Class B performance through December 31, 1998. Class B(1) was introduced January 1, 1999.

[GRAPHIC]
The Fund in Detail

--------------------------------------------------------------------------------
CHANGE IN INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP resigned as the Fund's independent accountants as of April 25, 2003. The Trustees voted to appoint Deloitte & Touche LLP as the Fund's independent accountants for the fund's fiscal year ended April 30, 2003. During the two previous years, PricewaterhouseCoopers LLP's audited reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, in connection with its audits for the two previous fiscal years and through April 25, 2003, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused it to make reference to the disagreements in its report on the financial statements to such years.
--------------------------------------------------------------------------------
[GRAPHIC]

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the past fiscal year and give a summary of operations on a per-share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes on pages 7 to 18 are an integral part of the financial statements, which wouldn't be complete without them.

For more information about the fund's strategies, risks and expenses, refer to the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To obtain a copy of any State Street Research prospectus, see the back cover of this report.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


6  State Street Research Large-Cap Analyst Fund

About the Fund
--------------------------------------------------------------------------------

Business Structure

State Street Research Large-Cap Analyst Fund is a mutual fund that allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Securities Trust, a Massachusetts business trust, and is an open-end management investment company.

Four entities administer the fund's main business functions:

      o The board of trustees oversees the fund with its shareholders' interests in mind and has ultimate responsibility for the fund's activities.

      o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

      o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

      o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of MetLife, Inc. ("MetLife"). State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firms' employee benefit plans and other sponsored arrangements.

Goal and Strategy

The fund seeks to provide long-term growth of capital. In seeking to achieve its investment objective, the fund invests at least 80% of net assets in large-cap stocks and convertible securities of U.S. and foreign companies. The fund considers large-cap companies to be those with market capitalization within the range of the Russell 1000 Index (an index of the 1,000 largest publicly traded U.S. companies) and of other U.S. and foreign companies of comparable size.

Share Classes

The fund generally offers four share classes, each with its own sales charge and expense structure. The fund also offers an additional class of shares (Class B) but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of other State Street Research funds.

Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. From May 1, 2002 to August 31, 2002, Class B shares paid annual service and distribution fees of 1.00%. Effective September 1, 2002, the annual service and distribution fees paid by Class B shares were voluntarily reduced to 0.00%. Class B shares automatically convert into Class A shares at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase and shares also pay annual service and distribution fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of the investment manager, and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees.


The text and notes are an integral part of the financial statements.

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with accounting principles generally accepted in the United States, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

      o Listed securities - The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

      o Over-the-counter securities - The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

      o Securities maturing within sixty days - The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the trade date. In calculating realized gains or losses, the fund takes as its cost basis the identified cost of securities sold.

The fund records investment income from portfolio securities as follows:

      o     Interest - The fund accrues interest daily as it earns it.

      o     Cash dividends - The fund accrues these on the ex-dividend date.

Investment income and realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets by the holders of all classes of shares. Net investment income is determined daily and consists of interest and dividends earned, less the estimated daily expenses of the fund.

The fund may seek additional income by lending portfolio securities to qualified institutions.The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the collateral has declined in value, the fund could lose money.The fund accounts for income from the lending of its securities by including it in interest income. Investments in the State Street Navigator Securities Lending Prime Portfolio are valued at its closing net asset value per share on the day of valuation.

The fund distributes its net earnings to its shareholders.The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used accounting principles generally accepted in the United States of America.The difference is primarily due to differing treatments for wash sales deferrals.The fund distributes its earnings on the following schedule:

      o Dividends from net investment income - The fund ordinarily declares and pays these annually, if any, and may make an additional distribution if tax regulations make it necessary.

      o Net realized capital gains - The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund has elected to be taxed under Subchapter M of the Internal Revenue Code. As such, the fund does not intend to pay federal income taxes, in part because it makes distributions as described above.

The fund pays expenses as follows:

      o Expenses attributed to the fund - The fund pays these directly. Examples of these expenses include the management fee, transfer agent fee, custodian fee and distribution and service fees.

      o Expenses attributed to the trust of which the fund is a series - These expenses are divided up among all funds in the trust. Each fund pays a proportional share. Examples of these expenses include the legal fees and trustees fees.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow accounting principles generally accepted in the United States of America, these estimates and assumptions affect several key areas, including the reported amounts of assets and liabilities and income and expenses. Actual results could differ from these estimates.

The text and notes are an integral part of the financial statements.


8  State Street Research Large-Cap Analyst Fund

Portfolio Holdings
--------------------------------------------------------------------------------
April 30, 2003

The listings that begin on this page detail the fund's investment holdings as of the report date.We have grouped the holdings by asset class and by smaller subgroups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*     Denotes a security which has not paid a dividend during the last year.

@ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.
--------------------------------------------------------------------------------

   Issuer                                                 Shares        Value
   -----------------------------------------------------------------------------
   Common Stocks 97.1% of net assets
   Automobiles & Transportation  1.3% of net assets
   =============================================================================
   Automotive Parts 0.5%
   Navistar International Corp.*                           6,800       $189,720
                                                                     ----------
   Transportation 0.8%
   United Parcel Service Inc. Cl. B                        4,300        267,116
                                                                     ----------
   Total Automobiles & Transportation                                   456,836
                                                                     ----------

   Consumer Discretionary 13.2% of net assets
   =============================================================================
   Casinos/Gambling, Hotel/Motel 1.0%
   International Game Technology Inc.*                     4,100        353,830
                                                                     ----------

   Commercial Services 0.7%
   Cendant Corp.*                                         17,000        242,760
                                                                     ----------

   Communications, Media & Entertainment 2.1%
   Clear Channel Communications Inc.*                      4,800        187,728
   Univision Communications Inc. Cl. A*                   10,500        317,940
   Walt Disney Co.                                        13,800        257,508
                                                                     ----------
                                                                        763,176
                                                                     ----------
   Consumer Products 0.6%
   Avon Products Inc.                                      3,500        203,595
                                                                     ----------
   Leisure Time 0.6%
   Carnival Corp.                                          7,800        215,202
                                                                     ----------
   Printing & Publishing 0.5%
   News Corp. Ltd.                                         6,800        192,304
                                                                     ----------
   Restaurants 0.7%
   Starbucks Corp.*                                       11,300        265,437
                                                                     ----------
   Retail 6.4%
   Home Depot Inc.                                         8,400        236,292
   Kohl's Corp.*                                           6,700        380,560
   Lowes Companies Inc.                                    3,900        171,171
   Talbots Inc.                                            6,100        174,765
(8)USA Interactive*                                       23,000        688,850
(9)Wal-Mart Stores Inc.                                   11,800        664,576
                                                                     ----------
                                                                      2,316,214
                                                                     ----------
   Shoes 0.6%
   Nike Inc. Cl. B                                         3,700        198,061
                                                                     ----------
   Total Consumer Discretionary                                       4,750,579
                                                                     ----------

   Consumer Staples 6.8% of net assets
   =============================================================================
   Beverages 2.7%
   Anheuser-Busch Inc.                                     3,600        179,568
   Coca-Cola Co.                                          10,800        436,320
   PepsiCo Inc.                                            8,600        372,208
                                                                     ----------
                                                                        988,096
                                                                     ----------
   Drug & Grocery Store Chains 1.5%
   CVS Corp.                                               6,700        162,207
   Whole Foods Market Inc.*                                6,300        373,968
                                                                     ----------
                                                                        536,175
                                                                     ----------

The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
April 30, 2003

    Issuer                                                 Shares        Value
--------------------------------------------------------------------------------
    Household Products 2.6%
    Clorox Co.                                              5,400       $244,188
 (7)Procter & Gamble Co.                                    7,700        691,845
                                                                      ----------
                                                                         936,033
                                                                      ----------
    Total Consumer Staples                                             2,460,304
                                                                      ----------
    Financial Services  22.9% of net assets
    ============================================================================
    Banks & Savings & Loan 7.4%
    Bank of America Corp.                                   6,600        488,730
    Bank of New York Co., Inc.                              8,200        216,890
    Bank One Corp.                                          5,600        201,880
    Fifth Third Bancorp                                     5,800        285,882
    J.P. Morgan Chase & Co.                                 9,170        269,139
    State Street Corp.                                      5,400        189,162
    US Bancorp                                              8,500        188,275
    Wachovia Corp.                                          7,500        286,575
    Wells Fargo & Co.                                      10,800        521,208
                                                                      ----------
                                                                       2,647,741
                                                                      ----------
    Financial Data Processing Services & Systems 1.2%
    First Data Corp.                                       10,800        423,684
                                                                      ----------
    Insurance 4.0%
    American International Group Inc.                       8,400        486,780
    Hartford Financial Services Group Inc.                  9,700        395,372
    Travelers Property Casualty Corp. Cl. B*               13,560        220,350
    XL Capital Ltd.                                         4,253        350,022
                                                                      ----------
                                                                       1,452,524
                                                                      ----------
    Miscellaneous Financial 9.1%
    American Express Co.                                   12,500        473,250
 (3)Citigroup Inc.                                         27,700      1,087,225
    Federal Home Loan Mortgage Corp.                        5,700        330,030
    Federal National Mortgage Association                   5,000        361,950
    MBNA Corp.                                             18,800        355,320
    Morgan Stanley Dean Witter & Co.                       10,800        483,300
    Willis Group Holdings Ltd.                              6,000        187,140
                                                                      ----------
                                                                       3,278,215
                                                                      ----------
    Securities Brokerage & Services 1.2%
    Lehman Brothers Holdings Inc.                           6,900        434,493
                                                                      ----------
    Total Financial Services                                           8,236,657
                                                                      ----------
    Health Care  15.0% of net assets
    ============================================================================
    Drugs & Biotechnology 10.2%
    Altana AG*                                              5,000        245,950
    Amgen Inc.*                                             7,000        429,170
    AstraZeneca PLC@                                       13,100        522,297
    Biogen Inc.*                                            5,800        220,342
    Forest Laboratories Inc.*                               4,100        212,052
    Johnson & Johnson Ltd.                                  4,700        264,892
    Novartis AG@                                           11,600        457,968
    Pfizer Inc.                                            16,085        494,614
    Teva Pharmaceutical Industries Ltd.@                    5,400        252,180
    Wyeth Inc.                                             13,400        583,302
                                                                      ----------
                                                                       3,682,767
                                                                      ----------
    Health Care Facilities 0.6%
    HCA Inc.                                                5,700        182,970
                                                                      ----------
    Health Care Services 2.3%
    Anthem Inc.*                                            5,900        404,976
    Caremark Rx Inc.*                                      10,400        207,064
    Wellpoint Health Networks Inc. Cl. A*                   3,000        227,820
                                                                      ----------
                                                                         839,860
                                                                      ----------
    Hospital Supply 1.9%
    Medtronic Inc.                                          6,800        324,632
    St. Jude Medical Inc.*                                  3,600        188,856
    Zimmer Holdings Inc.*                                   3,500        164,150
                                                                      ----------
                                                                         677,638
                                                                      ----------
    Total Health Care                                                  5,383,235
                                                                      ----------
    Integrated Oils  3.0% of net assets
    ============================================================================
    Integrated International 3.0%
    BP PLC@                                                 5,300        204,262
    Exxon Mobil Corp.                                      14,700        517,440
    Total Fina SA@                                          5,500        361,350
                                                                      ----------
    Total Integrated Oils                                              1,083,052
                                                                      ----------
    Materials & Processing  2.3% of net assets
    ============================================================================
    Chemicals 1.1%
    Air Products & Chemicals Inc.                           4,000        172,280
    Dow Chemical Co.                                        6,700        218,688
                                                                      ----------
                                                                         390,968
                                                                      ----------
    Paper & Forest Products 1.2%
    International Paper Co.                                12,000        429,000
                                                                      ----------
    Total Materials & Processing                                         819,968
                                                                      ----------
    Other  4.9% of net assets
    ============================================================================
    Multi-Sector 4.9%
 (1)General Electric Co.                                   40,900      1,204,505
    ITT Industries Inc.                                     3,000        174,900
    SPX Corp.*                                             11,000        371,800
                                                                      ----------
    Total Other                                                        1,751,205
                                                                      ----------
    Other Energy  2.8% of net assets
    ============================================================================
    Oil & Gas Producers 1.6%
(10)Burlington Resources Inc.                              12,800        592,768
                                                                      ----------
    Oil Well Equipment & Services 1.2%
    BJ Services Co.*                                        5,500        200,805
    Patterson UTI Energy Inc.*                              6,200        205,158
                                                                      ----------
                                                                         405,963
                                                                      ----------
    Total Other Energy                                                   998,731
                                                                      ----------
    Producer Durables  4.2% of net assets
    ============================================================================
    Aerospace 1.1%
    United Technologies Corp.                               6,700        414,127
                                                                      ----------
    Electrical Equipment & Components 1.0%
    Emerson Electric Co.                                    7,200        365,040
                                                                      ----------
    Machinery 1.1%
    Deere & Co.                                             8,900        391,867
                                                                      ----------

The text and notes are an integral part of the financial statements.

10 State Street Research Large-Cap Analyst Fund


   Issuer                                                 Shares        Value
   ----------------------------------------------------------------------------
   Miscellaneous Equipment 1.0%
   Pentair Inc.                                             9,400       $362,276
                                                                     -----------
   Total Producer Durables                                             1,533,310
                                                                     -----------

   Technology 13.4% of net assets
   =============================================================================
   Communications Technology 1.3%
   Cisco Systems Inc.*                                     31,200        469,248
                                                                     -----------
   Computer Software 4.6%
   BMC Software Inc.*                                      11,100        165,612
(2)Microsoft Corp.                                         43,000      1,099,510
   Oracle Systems Corp.*                                   18,600        220,968
   SAP AG@                                                  6,900        176,019
                                                                     -----------
                                                                       1,662,109
                                                                     -----------
   Computer Technology 3.6%
   Dell Computer Corp.*                                    13,500        390,285
(4)IBM Corp.                                               10,500        891,450
                                                                     -----------
                                                                       1,281,735
                                                                     -----------
   Electronics: Semiconductors/Components 3.9%
   Altera Corp.*                                           12,000        189,720
(5)Intel Corp.                                             42,300        778,320
   Jabil Circuit Inc.*                                     10,300        192,610
   National Semiconductor Corp.*                           14,100        264,093
                                                                     -----------
                                                                       1,424,743
                                                                     -----------
   Total Technology                                                    4,837,835
                                                                     -----------

   Utilities 7.3% of net assets
   =============================================================================
   Cable Television & Radio 3.6%
(6)Comcast Corp.*                                          23,900        718,434
   Cox Communications Inc. Cl. A*                          17,800        589,180
                                                                     -----------
                                                                       1,307,614
                                                                     -----------
   Electrical 0.8%
   Exelon Corp.                                             5,400        286,416
                                                                     -----------
   Telecommunications 2.9%
   Alltel Corp.                                             6,600        309,276
   Bellsouth Corp.                                         15,300        389,997
   SBC Communications Inc.                                 15,000        350,400
                                                                     -----------
                                                                       1,049,673
                                                                     -----------
   Total Utilities                                                     2,643,703
                                                                     -----------

   Total Common Stocks                                                34,955,415(a)
                                                                     -----------

---------------------------------------------------------------
(a) The fund paid a total of $32,968,924 for these securities.
---------------------------------------------------------------

                                                       Amount of
                                                       Principal
   -----------------------------------------------------------------------------
   Commercial Paper 2.9% of net assets
   Target Corp.
     1.25% 5/01/2003                                   $1,029,000      1,029,000
                                                                     -----------

Total Commercial Paper                                                 1,029,000(b)
                                                                     -----------

-----------------------------------------------------------
(b) The fund paid a total of $1,029,000 for this security.
-----------------------------------------------------------

Issuer                                                    Shares
--------------------------------------------------------------------------------

   Short-Term Investments
   4.8% of net assets
   State Street Navigator Securities
     Lending Prime Portfolio                            1,713,651      1,713,651
                                                                     -----------
   Total Short-Term Investments                                        1,713,651(c)
                                                                     -----------

-----------------------------------------------------------
(c) The fund paid a total of $1,713,651 for this security.
-----------------------------------------------------------

                                                        % of
                                                      Net Assets
   -----------------------------------------------------------------------------
   Summary of Portfolio Assets
   Investments                                          104.8%      $37,698,066(d)
   Cash and Other Assets, Less Liabilities               (4.8%)      (1,719,459)
                                                        -----        ----------
   Net Assets                                           100.0%      $35,978,607
                                                        =====        ==========


---------------------------------------------------------------
(d) The fund paid a total of $35,711,575 for these securities.
---------------------------------------------------------------

   Federal Income Tax Information

   At April 30, 2003, the net unrealized
   appreciation of investments based on cost for federal income tax purposes of $36,649,879 was as follows:

   Aggregate gross unrealized appreciation
   for all investments in which there is an
   excess of value over tax cost                                     $3,209,135

   Aggregate gross unrealized depreciation
   for all investments in which there is an
   excess of tax cost over value                                     (2,160,948)
                                                                    -----------
                                                                     $1,048,187
                                                                    ===========

At April 30, 2003, the fund had a capital loss carryforward of $11,288,185 available, to the extent provided in regulations, to offset future capital gains, if any, of which $2,713,876 and $8,574,309 expires on April 30, 2010 and 2011, respectively.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the fund is required to measure and distribute annually, if necessary, net capital gains realized during a 12-month period ending October 31. In this connection, the fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 2001, through April 30, 2002, the fund incurred net capital losses of $2,175,804 and has deferred and treated such losses as arising in the fiscal year ended April 30, 2003. From November 1, 2002, through April 30, 2003, the fund incurred net capital losses of approximately $2,628,000 and intends to defer and treat such losses as arising in the fiscal year ended April 30, 2004.

            The text and notes are an integral part of the financial statements.

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2003

This is the fund's balance sheet as of the report date. It shows the fund's assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.


Assets
Investments, at value*                                              $37,698,066(a)
Cash                                                                     65,487
Receivable for securities sold                                          377,142
Receivable from distributor                                              45,585
Receivable for fund shares sold                                          44,203
Dividends receivable                                                     25,448
Other assets                                                             29,495
                                                                   ------------
                                                                     38,285,426
Liabilities

Payable for collateral received on securities loaned                  1,713,651
Payable for securities purchased                                        355,110
Accrued transfer agent and shareholder services                          60,273
Payable for fund shares redeemed                                         45,915
Accrued management fee                                                   17,720
Accrued distribution and service fees                                     9,708
Accrued trustees' fees                                                    8,988
Accrued administration fee                                                7,571
Other accrued expenses                                                   87,883
                                                                   ------------
                                                                      2,306,819
                                                                   ------------
Net Assets                                                          $35,978,607
                                                                   ============
Net Assets consist of:
   Undistributed net investment income                                  $50,679(b)
   Unrealized appreciation of investments                             1,986,491
   Accumulated net realized loss                                    (14,854,011)
   Paid-in capital                                                   48,795,448
                                                                   ------------
                                                                    $35,978,607(c)
                                                                   ============


*Includes securities on loan valued at $1,660,197

--------------------------------------------------------------
(a) The fund paid a total of $35,711,575 for these securities.
--------------------------------------------------------------

--------------------------------------------------------------------------------
(b) The fund reclassified for book purposes amounts arising from permanent book/tax differences relating to organization costs. To the extent there are differences between amounts calculated using generally accepted accounting principles and amounts calculated using federal income tax regulations and the differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment. At April 30, 2003, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from wash sales, post-October losses and capital loss carryforwards. At April 30, 2003, the tax basis distributable earnings were: $50,679 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term capital gains.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c)                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.


Class     Net Assets   /   Number of Shares   =   NAV
  A      $20,710,649         2,443,287           $8.48*
  B(1)    $5,125,977           630,039           $8.14**
  B       $8,089,412           987,360           $8.19**
  C         $858,051           105,238           $8.15**
  S       $1,194,518           139,221           $8.58

*     Maximum offering price per share = $9.00 ($8.48 / 0.9425)
** Redemption price per share for Class B(1), Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.
--------------------------------------------------------------------------------

The text and notes are an integral part of the financial statements.

12 State Street Research Large-Cap Analyst Fund

Statement of Operations
--------------------------------------------------------------------------------
For the year ended April 30, 2003

This shows what the fund earned and lost over the report period, and what its expenses were.


Investment Income

Dividends, net of foreign taxes                                        $651,293(a)
Interest                                                                 18,623(b)
                                                                    -----------
                                                                        669,916
Expenses

Management fee                                                          294,185(c)
Transfer agent and shareholder services                                 262,312(d)
Custodian fee                                                            94,669
Administration fee                                                       94,276(e)
Distribution and service fees-- Class A                                  71,625(f)
Distribution and service fees-- Class B(1)                               59,103(f)
Distribution and service fees-- Class B                                  36,867(f)
Distribution and service fees-- Class C                                  14,170(f)
Registration fees                                                        56,700
Audit fee                                                                36,697
Trustees' fees                                                           17,793(g)
Amortization of organization costs                                       16,284(h)
Reports to shareholders                                                  15,361
Legal fees                                                                6,242
Miscellaneous                                                            18,520
                                                                    -----------
                                                                      1,094,804
Expenses borne by the distributor                                      (460,390)(i)
Fees paid indirectly                                                     (2,685)(j)
                                                                    -----------
                                                                        631,729
                                                                    -----------
Net investment income                                                    38,187
                                                                    -----------
Realized and Unrealized Loss
on Investments

Net realized loss on investments                                     (9,130,490)(k)
Change in unrealized depreciation
   of investments                                                      (462,346)
                                                                    -----------
Net loss on investments                                              (9,592,836)
                                                                    -----------
Net decrease in net assets resulting
   from operations                                                  ($9,554,649)
                                                                    ===========

--------------------------------------------------------------------------------
(a) The fund paid foreign taxes of $5,143.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(b) Includes $1,904 in income from the lending of portfolio securities. As of the report date, the fund had a total of $1,660,197 of securities out on loan and was holding a total of $1,713,651 in collateral (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio) related to those loans.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(c) The management fee is 0.65% of fund net assets, annually.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(d) Includes a total of $98,606 paid to the distributor and to MetLife for services provided, including maintaining the accounts of some investors who hold shares through the firm's employee benefit plans and other sponsored arrangements. Total shareholder service costs are allocated to each fund in the same ratio as the transfer agent costs.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(e) Payments made to the investment manager for certain administrative costs incurred in providing other assistance and services to the fund. The fee is based on a fixed amount that has been allocated equally among State Street Research funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(f) Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts.The fees also cover distribution and marketing expenditures for the sale of fund shares. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of April 30, 2003, there were $665,517 and $555,543 for Class A and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(g) Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees' fees to affiliated trustees).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(h) Organization costs were capitalized and amortized straight-line over five years.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Represents the share of expenses that the fund's distributor and its affiliates paid voluntarily.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(j) Represents transfer agent credits earned from uninvested cash balances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(k) The fund sold $58,761,700 worth of securities. During this same period, the fund also bought $45,034,562 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

            The text and notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                     Years ended April 30
                                               ---------------------------------
                                                    2003                2002
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets

Operations:

Net investment income (loss)                        $38,187           ($211,956)
Net realized loss
    on investments                               (9,130,490)         (3,579,665)
Change in unrealized depreciation
    on investments                                 (462,346)         (5,179,894)
                                               --------------------------------
Net decrease resulting
    from operations                              (9,554,649)         (8,971,515)
                                               --------------------------------
Net increase (decrease)
    from fund share transactions                (13,457,435)(a)       8,787,442
                                               --------------------------------
Total decrease in net assets                    (23,012,084)           (184,073)


Net Assets

Beginning of year                                58,990,691          59,174,764
                                               --------------------------------
End of year                                     $35,978,607(b)      $58,990,691
                                               ================================

--------------------------------------------------------------------------------
(b)Includes undistributed net investment income of $50,679 and $0, respectively.
--------------------------------------------------------------------------------


The text and notes are an integral part of the financial statements.

14 State Street Research Large-Cap Analyst Fund

--------------------------------------------------------------------------------
(a) These transactions break down by share class as follows:

                                                      Years ended April 30
                               ------------------------------------------------------------------
                                          2003                                   2002
                               ------------------------------------------------------------------
Class A                           Shares           Amount              Shares            Amount
=================================================================================================
   Shares sold                    942,130        $7,966,395*          1,693,198       $17,297,839
   Shares redeemed             (1,591,554)      (13,018,192)           (730,337)       (7,465,260)
                               ------------------------------------------------------------------
   Net increase (decrease)       (649,424)      ($5,051,797)            962,861        $9,832,579
                               ==================================================================
Class B(1)                        Shares           Amount              Shares            Amount
-------------------------------------------------------------------------------------------------
   Shares sold                    194,805        $1,557,170**           173,745        $1,800,265
   Shares redeemed               (349,924)       (2,709,281)***        (113,768)       (1,155,553)
                               ------------------------------------------------------------------
   Net increase (decrease)       (155,119)      ($1,152,111)             59,977          $644,712
                               ==================================================================
Class B                           Shares           Amount              Shares            Amount
-------------------------------------------------------------------------------------------------
   Shares sold                     65,423          $518,080              50,596          $525,865
   Shares redeemed               (399,002)       (3,127,283)***        (253,001)       (2,574,367)
                               ------------------------------------------------------------------
   Net decrease                  (333,579)      ($2,609,203)           (202,405)      ($2,048,502)
                               ==================================================================
Class C                           Shares           Amount              Shares            Amount
-------------------------------------------------------------------------------------------------
   Shares sold                     61,660          $485,458**            49,411          $499,937
   Shares redeemed               (173,362)       (1,317,372)****        (62,462)         (660,164)
                               ------------------------------------------------------------------
   Net decrease                  (111,702)        ($831,914)            (13,051)        ($160,227)
                               ==================================================================
Class S                           Shares           Amount              Shares            Amount
-------------------------------------------------------------------------------------------------
   Shares sold                    134,514        $1,117,726              65,593          $704,547
   Shares redeemed               (646,384)       (4,930,136)            (17,250)         (185,667)
                               ------------------------------------------------------------------
   Net increase (decrease)       (511,870)      ($3,812,410)             48,343          $518,880
                               ==================================================================

      The trustees have the authority to issue an unlimited number of fund shares, with a $0.001 par value per share.

* Sales charges collected by the distributor and MetLife were $4,654 and $18,291, respectively.

** Like all broker/dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $16,557 and $59 for Class B(1) and Class C, respectively, were paid by the distributor, not the fund.

*** Includes $26,219 and $19,878 in deferred sales charges collected by the distributor for Class B(1) and Class B, respectively.

****  Includes $12 in deferred sales charges collected by the distributor.

--------------------------------------------------------------------------------
            The text and notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------
These provide a summary of each share class's financial performance.

                                                                                           Class A
                                                                   ---------------------------------------------------------

                                                                                     Years ended April 30
                                                                   ---------------------------------------------------------
Per-Share Data                                                      2003(a)     2002(a)     2001(a)     2000(a)     1999(a)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.83       11.48       13.70       11.73        9.92
                                                                    ------      ------      ------      ------      ------
  Net investment income (loss) ($)*                                   0.02       (0.01)      (0.04)      (0.04)      (0.01)
  Net realized and unrealized gain (loss) on investments ($)         (1.37)      (1.64)      (1.22)       2.20        1.82
Total from investment operations ($)                                 (1.35)      (1.65)      (1.26)       2.16        1.81
                                                                    ------      ------      ------      ------      ------
  Dividend from net investment income ($)                               --          --          --          --       (0.00)
  Distributions from capital gains ($)                                  --          --       (0.96)      (0.19)         --
                                                                    ------      ------      ------      ------      ------
Total distributions ($)                                                 --          --       (0.96)      (0.19)      (0.00)
                                                                    ------      ------      ------      ------      ------
Net asset value, end of year ($)                                      8.48        9.83       11.48       13.70       11.73
                                                                    ======      ======       =====       =====       =====
Total return (%) (b)                                                (13.73)     (14.37)      (9.65)      18.57       18.28

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                             20,711      30,401      24,452      26,704      16,220
Expense ratio (%)*                                                    1.30        1.32        1.34        1.27        1.27
Expense ratio after expense reductions (%)*                           1.30        1.30        1.30        1.25        1.25
Ratio of net investment income (loss) to average net assets (%)*      0.18       (0.11)      (0.29)      (0.29)      (0.09)
Portfolio turnover rate (%)                                         101.21       87.28       84.75      106.12      134.16
*Reflects voluntary reduction of expenses of these amounts (%)        1.02        0.84        0.67        0.61        0.75

                                                                                         Class B(1)
                                                                  ----------------------------------------------------------

                                                                                    Years ended April 30
                                                                  ----------------------------------------------------------
Per-Share Data                                                    2003(a)     2002(a)     2001(a)     2000(a)    1999(a)(c)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                              9.52       11.19       13.46       11.63       10.63
                                                                  ------      ------      ------      ------      ------
  Net investment loss ($)*                                         (0.04)      (0.08)      (0.12)      (0.13)      (0.03)
  Net realized and unrealized gain (loss) on investments ($)       (1.34)      (1.59)      (1.19)       2.15        1.03
                                                                  ------      ------      ------      ------      ------
Total from investment operations ($)                               (1.38)      (1.67)      (1.31)       2.02        1.00
                                                                  ------      ------      ------      ------      ------
  Dividend from net investment income ($)                             --          --          --          --       (0.00)
  Distributions from capital gains ($)                                --          --       (0.96)      (0.19)         --
                                                                  ------      ------      ------      ------      ------
Total distributions ($)                                               --          --       (0.96)      (0.19)      (0.00)
                                                                  ------      ------      ------      ------      ------
Net asset value, end of year ($)                                    8.14        9.52       11.19       13.46       11.63
                                                                  ======      ======      ======       =====        ====
Total return (%) (b)                                              (14.50)     (14.92)     (10.23)      17.52        9.44(d)

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                            5,126       7,471       8,113       6,847       1,776
Expense ratio (%)*                                                  2.00        2.02        2.04        2.02        2.02(e)
Expense ratio after expense reductions (%)*                         2.00        2.00        2.00        2.00        2.00(e)
Ratio of net investment loss to average net assets (%)*            (0.52)      (0.80)      (0.99)      (1.05)      (1.01)(e)
Portfolio turnover rate (%)                                       101.21       87.28       84.75      106.12      134.16
*Reflects voluntary reduction of expenses of these amounts (%)      1.03        0.87        0.67        0.61        0.75(e)


The text and notes are an integral part of the financial statements.

16 State Street Research Large-Cap Analyst Fund

                                                                                              Class B
                                                                       -------------------------------------------------------

                                                                                        Years ended April 30
                                                                       -------------------------------------------------------
Per-Share Data                                                         2003(a)     2002(a)     2001(a)     2000(a)     1999(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                   9.52       11.19       13.47       11.63        9.90
                                                                       ------      ------      ------      ------      ------
  Net investment income (loss) ($)*                                      0.01       (0.08)      (0.12)      (0.13)      (0.09)
  Net realized and unrealized gain (loss) on investments ($)            (1.34)      (1.59)      (1.20)       2.16        1.82
                                                                       ------      ------      ------      ------      ------
Total from investment operations ($)                                    (1.33)      (1.67)      (1.32)       2.03        1.73
                                                                       ------      ------      ------      ------      ------
  Dividend from net investment income ($)                                  --          --          --          --       (0.00)
  Distributions from capital gains ($)                                     --          --       (0.96)      (0.19)         --
                                                                       ------      ------      ------      ------      ------
Total distributions ($)                                                    --          --       (0.96)      (0.19)      (0.00)
                                                                       ------      ------      ------      ------      ------
Net asset value, end of year ($)                                         8.19        9.52       11.19       13.47       11.63
                                                                       ======      ======      ======       =====       =====
Total return (%) (b)                                                   (13.97)     (14.92)     (10.30)      17.61       17.50

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                                 8,089      12,576      17,054      21,267      19,300
Expense ratio (%)*                                                       1.33        2.02        2.04        2.02        2.02
Expense ratio after expense reductions (%)*                              1.33        2.00        2.00        2.00        2.00
Ratio of net investment income (loss) to average net assets (%)*         0.08       (0.79)      (1.00)      (1.04)      (0.84)
Portfolio turnover rate (%)                                            101.21       87.28       84.75      106.12      134.16
*Reflects voluntary reduction of expenses of these amounts (%)           1.02        0.89        0.67        0.61        0.75

                                                                                         Class C
                                                                  -------------------------------------------------------

                                                                                   Years ended April 30
                                                                  -------------------------------------------------------
Per-Share Data                                                    2003(a)     2002(a)     2001(a)     2000(a)     1999(a)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                              9.53       11.20       13.48       11.63        9.91
                                                                  ------      ------      ------      ------      ------
  Net investment loss ($)*                                         (0.04)      (0.08)      (0.12)      (0.13)      (0.09)
  Net realized and unrealized gain (loss) on investments ($)       (1.34)      (1.59)      (1.20)       2.17        1.81
                                                                  ------      ------      ------      ------      ------
Total from investment operations ($)                               (1.38)      (1.67)      (1.32)       2.04        1.72
                                                                  ------      ------      ------      ------      ------
  Dividend from net investment income ($)                             --          --          --          --       (0.00)
  Distributions from capital gains ($)                                --          --       (0.96)      (0.19)         --
                                                                  ------      ------      ------      ------      ------
Total distributions ($)                                               --          --       (0.96)      (0.19)      (0.00)
                                                                  ------      ------      ------      ------      ------
Net asset value, end of year ($)                                    8.15        9.53       11.20       13.48       11.63
                                                                  ======      ======      ======       =====       =====
Total return (%) (b)                                              (14.48)     (14.91)     (10.28)      17.70       17.36

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                              858       2,068       2,576       5,393       3,667
Expense ratio (%)*                                                  2.00        2.02        2.04        2.02        2.02
Expense ratio after expense reductions (%)*                         2.00        2.00        2.00        2.00        2.00
Ratio of net investment loss to average net assets (%)*            (0.51)      (0.79)      (1.00)      (1.08)      (0.85)
Portfolio turnover rate (%)                                       101.21       87.28       84.75      106.12      134.16
*Reflects voluntary reduction of expenses of these amounts (%)      1.00        0.88        0.67        0.61        0.75

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(c) January 1, 1999 (commencement of share class), to April 30, 1999

(d) Not annualized

(e) Annualized


            The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                                                                                           Class S
                                                                  ---------------------------------------------------------

                                                                                    Years ended April 30
                                                                  ---------------------------------------------------------
Per-Share Data                                                      2003(a)     2002(a)     2001(a)     2000(a)     1999(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                                9.95       11.58       13.77       11.76        9.92
                                                                    ------      ------      ------      ------      ------
  Net investment income (loss) ($)*                                   0.04        0.02        0.00       (0.00)       0.02
  Net realized and unrealized gain (loss) on investments ($)         (1.41)      (1.65)      (1.23)       2.20        1.82
                                                                    ------      ------      ------      ------      ------
Total from investment operations ($)                                 (1.37)      (1.63)      (1.23)       2.20        1.84
                                                                    ------      ------      ------      ------      ------
  Dividend from net investment income ($)                               --          --          --          --       (0.00)
  Distributions from capital gains ($)                                  --          --       (0.96)      (0.19)         --
                                                                    ------      ------      ------      ------      ------
Total distributions ($)                                                 --          --       (0.96)      (0.19)      (0.00)
                                                                    ------      ------      ------      ------      ------
Net asset value, end of year ($)                                      8.58        9.95       11.58       13.77       11.76
                                                                    ======      ======       =====       =====       =====
Total return (%) (b)                                                (13.77)     (14.08)      (9.38)      18.87       18.59
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                              1,195       6,476       6,980       6,895       5,806
Expense ratio (%)*                                                    1.00        1.02        1.04        1.02        1.02
Expense ratio after expense reductions (%)*                           1.00        1.00        1.00        1.00        1.00
Ratio of net investment income (loss) to average net assets (%)*      0.52        0.20        0.01       (0.04)       0.18
Portfolio turnover rate (%)                                         101.21       87.28       84.75      106.12      134.16
*Reflects voluntary reduction of expenses of these amounts (%)        0.99        0.87        0.67        0.61        0.75

(a)   Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(c)   January 1, 1999 (commencement of share class), to April 30, 1999

The text and notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Independent Auditors' Report

To the Board of Trustees and Shareholders of State Street Research Large-Cap Analyst Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of the State Street Research Large-Cap Analyst Fund (the "Fund"), a series of State Street Research Securities Trust, as of April 30, 2003, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the year ended April 30, 2003.These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended April 30, 2002, and the financial highlights for each of the years in the four-year period ended April 30, 2002, were audited by other auditors whose report dated June 14, 2002, expressed an unqualified opinion on such statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2003, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 16, 2003

--------------------------------------------------------------------------------
18 State Street Research Large-Cap Analyst Fund

State Street Research Securities Trust

                                                                                Number of Funds
  Name,       Position(s) Term of Office                                        in Fund Complex                  Other
 Address       Held with  and Length of         Principal Occupations              Overseen by              Directorships Held
and Age (a)      Fund     Time Served (b)        During Past 5 Years            Trustee/Officer (c)         by Trustee/Officer
====================================================================================================================================
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond   Trustee    Since 1999      Retired; formerly Chairman of the             19          Ceridian Corporation
(57)                                       Board, Chief Executive Officer and
                                           President, PictureTel Corporation
                                           (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Steve A.        Trustee    Since 1997      Retired; formerly Senior Vice                 55          Metropolitan Series Fund,
Garban (65)                                President for Finance and                                 Inc.(d)
                                           Operations and Treasurer, The
                                           Pennsylvania State University
------------------------------------------------------------------------------------------------------------------------------------
Dean O.         Trustee    Since 1994      Retired; formerly Executive Vice              55          The Clorox Company; KLA-Tencor
Morton                                     President, Chief Operating Officer                        Corporation; BEA Systems, Inc.;
(71)                                       and Director, Hewlett-Packard                             Cepheid; Pharsight Corporation;
                                           Company (computer manufacturer)                           and Metropolitan Series Fund,
                                                                                                     Inc.(d)
------------------------------------------------------------------------------------------------------------------------------------
Susan M.        Trustee    Since 1999      Dean, School of Business and                  19          None
Phillips                                   Public Management, George
(58)                                       Washington University; formerly a
                                           member of the Board of Governors
                                           of the Federal Reserve System; and
                                           Chairman and Commissioner of the
                                           Commodity Futures Trading
                                           Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby            Trustee    Since 1994      President, Founders Investments               55          A. P. Pharma, Inc.; and
Rosenblatt                                 Ltd. (investments); formerly                              Metropolitan Series Fund, Inc.
(64)                                       President, The Glen Ellen Company                         (d)
                                           (private investment firm)
------------------------------------------------------------------------------------------------------------------------------------
Michael S.      Trustee    Since 1994      Jay W. Forrester Professor of                 55          Metropolitan Series Fund, Inc.
Scott Morton                               Management, Sloan School of                               (d)
(65)                                       Management, Massachusetts
                                           Institute of Technology
------------------------------------------------------------------------------------------------------------------------------------
James M.        Trustee    Since 2002      Attorney; formerly Partner,                   19          SEI Investments Funds
Storey                                     Dechert (law firm)                                        (consisting of 104 portfolios);
(72)                                                                                                 and The Massachusetts Health &
                                                                                                     Education Tax-Exempt Trust
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Richard S.      Trustee    Since 2000      Chairman of the Board, President              19          None
Davis++                                    and Chief Executive Officer of
(57)                                       State Street Research & Management
                                           Company; formerly Senior Vice
                                           President, Fixed Income
                                           Investments, Metropolitan Life
                                           Insurance Company
====================================================================================================================================
Officers
------------------------------------------------------------------------------------------------------------------------------------
Maureen G.        Vice     Since 2000      Managing Director of State Street             6           None
Depp            President                  Research & Management Company;
(49)                                       formerly Senior Vice President and
                                           Vice President, State Street
                                           Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Donald G.         Vice     Since 2001      Senior Vice President of State                9           None
DeVeuve         President                  Street Research & Management
(46)                                       Company; formerly Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Edward Dowd       Vice     Since 2003      Vice President of State Street                3           None
(36)            President                  Research & Management Company;
                                           formerly Vice President,
                                           Independence Investment LLC and
                                           equity research associate,
                                           Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
Rosalina          Vice     Since 2001      Senior Vice President of State                8           None
Feliciano       President                  Street Research & Management
(39)                                       Company; formerly Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
C. Kim            Vice     Since 2002      Managing Director and Chief                   18          None
Goodwin         President                  Investment Officer-Equities of
(44)                                       State Street Research & Management
                                           Company; formerly Chief Investment
                                           Officer-U.S. Growth Equities,
                                           American Century; and Senior Vice
                                           President and portfolio manager,
                                           Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey           Vice     Since 2003      Managing Director of State Street             3           None
Lindsey         President                  Research & Management Company;
(40)                                       formerly Managing Direct and
                                           Senior Vice President, Putnam
                                           Investments
------------------------------------------------------------------------------------------------------------------------------------
John S.           Vice     Since 2001      Managing Director, Chief Financial            19          None
Lombardo        President                  Officer and Director of State
(48)                                       Street Research & Management
                                           Company; formerly Executive Vice
                                           President, State Street Research &
                                           Management Company; and Senior
                                           Vice President, Product and
                                           Financial Management, MetLife Auto
                                           & Home
------------------------------------------------------------------------------------------------------------------------------------
Dan R.            Vice     Since 2002      Managing Director of State Street             12          None
Strelow (44)    President                  Research & Management Company;
                                           formerly Executive Vice President
                                           and Senior Vice President, State
                                           Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth         Vice     Since 1996      Managing Director of State Street             6           None
McCombs         President                  Research & Management Company;
Westvold (43)                              formerly Senior Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------
Peter Zuger       Vice     Since 2001      Managing Director of State Street             5           None
(54)            President                  Research & Management Company;
                                           formerly Senior Vice President,
                                           State Street Research & Management
                                           Company; and portfolio manager and
                                           Vice President, American Century
                                           Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A.      Treasurer  Since 2001      Senior Vice President and                     19          None
Romich                                     Treasurer of State Street Research
(46)                                       & Management Company; formerly
                                           Vice President and Assistant
                                           Treasurer, State Street Research &
                                           Management Company
------------------------------------------------------------------------------------------------------------------------------------
Francis J.      Secretary  Since 1995      Managing Director, General Counsel            19          None
McNamara, III                              and Secretary of State Street
(47)                                       Research & Management Company;
                                           formerly Executive Vice President,
                                           State Street Research & Management
                                           Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(d) Serves as Director of Metropolitan Series Fund, Inc., an investment company comprising 36 separate portfolios.

++ Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.

                                                                   -------------
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[GRAPHIC]

--------------------------------------------------------------------------------
            This report must be accompanied or preceded by a current State Street Research Large-Cap Analyst Fund prospectus. When used as sales material after June 30, 2003, in Shareholder Communications this report must be accompanied by a current Quarterly Performance Update.

            To obtain a prospectus for any State Street Research fund, call 1-87-SSR-FUNDS (1-877-773-8637). The prospectus contains more complete information, including sales charges and expenses. Please read the prospectus carefully before investing or sending money.

(C)2003 State Street Research Investment Services, Inc., One Financial Center, Boston, MA 02111-2690

Member NASD, SIPC
Cover Image: (C) Photodisc/Getty Images

CONTROL NUMBER:(exp0604)SSR-LD                                     LCA-1891-0603